Share Capital and Other Reserves - Schedule of Fair Value of the Warrant (Details) - Bottom of Range [Member]	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Fair Value of the Warrant [Line Items]
Expected term in years	2.6	3.6
Risk-free interest rate	3.68%	4.33%
Annual expected volatility	137.00%	146.00%
Dividend yield	0.00%	0.00%